SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details)	Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining 6 months)	$ 368,395
2025	616,980
2026	331,395
2027	37,315
2028 and after	142,738
Total future amortization expense	$ 1,496,823